PROPERTY AND EQUIPMENT, NET (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

As of September 30, 2024 and December 31, 2023, property and equipment consist of the following (in thousands):

	September 30, 2024	December 31, 2023

Furniture and equipment	$1,349	$1,321
Leasehold improvements	2,479	2,479
Construction in progress	1,692	1,435
Software	117	-
Molds	406	405
Gross property and equipment	6,043	5,640
Less accumulated depreciation	(2,726)	(2,326)

Net Property and equipment	$3,317	$3,314

As of December 31, 2023 and 2022, property and equipment consist of the following (in thousands):

	2023	2022

Furniture and equipment	$1,321	$1,265
Leasehold improvements	2,479	2,479
Construction in progress	1,435	948
Molds	405	143
Gross property and equipment	5,640	4,835
Less accumulated depreciation	(2,326)	(1,753)

Net Property and equipment	$3,314	$3,082